Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.
The classification of our operating and finance leases in the consolidated balance sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2022	2021
Assets:
Operating ROU asset	Operating lease right-of-use assets	254	283
Finance ROU asset, net (1)	Other non-current assets	23	29
Total lease assets		277	312

Liabilities:
Operating lease liability, current	Other current liabilities	37	39
Finance lease liability, current	Other current liabilities	8	10
Operating lease liability, non-current	Operating lease liabilities	239	269
Finance lease liability, non-current	Other non-current liabilities	22	27
Total lease liabilities		307	344
(1) Finance ROU assets are recorded net of accumulated amortization of $15 million and $24 million at December 31, 2022 and 2021, respectively.

Weighted-average lease terms and discount rates are as follows:

	December 31,
	2022	2021	2020
Weighted-Average Remaining Lease Term (in years)
Operating leases	7.72	8.47	8.32
Finance leases	4.31	4.73	5.13
Weighted-Average Discount Rate
Operating leases	6.88%	6.71%	7.01%
Finance leases	5.12%	4.98%	5.16%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Operating lease costs	62	71	72
Finance lease costs (1)	11	13	11
Short-term lease costs	13	1	1
Variable lease costs (2)	23	23	23
(1) Includes amortization of ROU assets of $10 million, $11 million, and $9 million for the years ended December 31, 2022, 2021, and 2020, respectively and interest on lease liabilities of $2 million, $2 million, and $2 million, for the years ended December 31, 2022, 2021, and 2020, respectively.
(2) Includes immaterial amounts related to sublease income.
Maturities of operating and finance lease liabilities at December 31, 2022 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2023	55	10	64
2024	51	7	59
2025	47	6	54
2026	41	6	47
2027	36	3	39
Thereafter	133	1	135
Total lease payments	364	34	398
Less: Imputed interest	(87)	(3)	(91)
Present value of lease liabilities	277	30	307
(1) The maturities above exclude leases that have not yet commenced and such leases are not material in the aggregate.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	60	67	68
Finance cash flows from finance leases	10	13	10

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	19	5	34
Finance leases	4	7	6

Lessor

We have various arrangements for lottery and gaming equipment under which we are the lessor.

Our lease arrangements typically have lease terms ranging from one month to 4 years. These leases generally meet the criteria for operating lease classification, as the lease payments are typically variable based on a percentage of sales, a percentage of amounts wagered, net win, or a daily fee per active gaming terminal. Our leases generally do not contain variable payments that are dependent on an index or rate (such as the Consumer Price Index or a market interest rate.) We provide lessees with the option to extend the lease, which is considered when evaluating lease classification. Lease income from operating leases is included within service revenue in the consolidated statements of operations. Operating lease income was approximately 6% of total revenue for each of the years ended December 31, 2022, 2021, and 2020.

Our sales-type lease arrangements typically have lease terms ranging from one year to 10 years. We provide lessees with the option to extend the lease, which is considered when evaluating lease classification. Lease income from sales-type leases is included within product sales in the consolidated statements of operations. Total sales-type lease income was approximately 1% of total revenue for each of the years ended December 31, 2022, 2021, and 2020. Sales-type lease receivables are included within customer financing receivables, net, which are a component of other current assets and other non-current assets within the consolidated balance sheets. Additional information on customer financing receivables is included in Note 7 – Other Assets.

Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.
The classification of our operating and finance leases in the consolidated balance sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2022	2021
Assets:
Operating ROU asset	Operating lease right-of-use assets	254	283
Finance ROU asset, net (1)	Other non-current assets	23	29
Total lease assets		277	312

Liabilities:
Operating lease liability, current	Other current liabilities	37	39
Finance lease liability, current	Other current liabilities	8	10
Operating lease liability, non-current	Operating lease liabilities	239	269
Finance lease liability, non-current	Other non-current liabilities	22	27
Total lease liabilities		307	344
(1) Finance ROU assets are recorded net of accumulated amortization of $15 million and $24 million at December 31, 2022 and 2021, respectively.

Weighted-average lease terms and discount rates are as follows:

	December 31,
	2022	2021	2020
Weighted-Average Remaining Lease Term (in years)
Operating leases	7.72	8.47	8.32
Finance leases	4.31	4.73	5.13
Weighted-Average Discount Rate
Operating leases	6.88%	6.71%	7.01%
Finance leases	5.12%	4.98%	5.16%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Operating lease costs	62	71	72
Finance lease costs (1)	11	13	11
Short-term lease costs	13	1	1
Variable lease costs (2)	23	23	23
(1) Includes amortization of ROU assets of $10 million, $11 million, and $9 million for the years ended December 31, 2022, 2021, and 2020, respectively and interest on lease liabilities of $2 million, $2 million, and $2 million, for the years ended December 31, 2022, 2021, and 2020, respectively.
(2) Includes immaterial amounts related to sublease income.
Maturities of operating and finance lease liabilities at December 31, 2022 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2023	55	10	64
2024	51	7	59
2025	47	6	54
2026	41	6	47
2027	36	3	39
Thereafter	133	1	135
Total lease payments	364	34	398
Less: Imputed interest	(87)	(3)	(91)
Present value of lease liabilities	277	30	307
(1) The maturities above exclude leases that have not yet commenced and such leases are not material in the aggregate.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	60	67	68
Finance cash flows from finance leases	10	13	10

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	19	5	34
Finance leases	4	7	6

Lessor

We have various arrangements for lottery and gaming equipment under which we are the lessor.

Our lease arrangements typically have lease terms ranging from one month to 4 years. These leases generally meet the criteria for operating lease classification, as the lease payments are typically variable based on a percentage of sales, a percentage of amounts wagered, net win, or a daily fee per active gaming terminal. Our leases generally do not contain variable payments that are dependent on an index or rate (such as the Consumer Price Index or a market interest rate.) We provide lessees with the option to extend the lease, which is considered when evaluating lease classification. Lease income from operating leases is included within service revenue in the consolidated statements of operations. Operating lease income was approximately 6% of total revenue for each of the years ended December 31, 2022, 2021, and 2020.

Our sales-type lease arrangements typically have lease terms ranging from one year to 10 years. We provide lessees with the option to extend the lease, which is considered when evaluating lease classification. Lease income from sales-type leases is included within product sales in the consolidated statements of operations. Total sales-type lease income was approximately 1% of total revenue for each of the years ended December 31, 2022, 2021, and 2020. Sales-type lease receivables are included within customer financing receivables, net, which are a component of other current assets and other non-current assets within the consolidated balance sheets. Additional information on customer financing receivables is included in Note 7 – Other Assets.

Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.
The classification of our operating and finance leases in the consolidated balance sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2022	2021
Assets:
Operating ROU asset	Operating lease right-of-use assets	254	283
Finance ROU asset, net (1)	Other non-current assets	23	29
Total lease assets		277	312

Liabilities:
Operating lease liability, current	Other current liabilities	37	39
Finance lease liability, current	Other current liabilities	8	10
Operating lease liability, non-current	Operating lease liabilities	239	269
Finance lease liability, non-current	Other non-current liabilities	22	27
Total lease liabilities		307	344
(1) Finance ROU assets are recorded net of accumulated amortization of $15 million and $24 million at December 31, 2022 and 2021, respectively.

Weighted-average lease terms and discount rates are as follows:

	December 31,
	2022	2021	2020
Weighted-Average Remaining Lease Term (in years)
Operating leases	7.72	8.47	8.32
Finance leases	4.31	4.73	5.13
Weighted-Average Discount Rate
Operating leases	6.88%	6.71%	7.01%
Finance leases	5.12%	4.98%	5.16%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Operating lease costs	62	71	72
Finance lease costs (1)	11	13	11
Short-term lease costs	13	1	1
Variable lease costs (2)	23	23	23
(1) Includes amortization of ROU assets of $10 million, $11 million, and $9 million for the years ended December 31, 2022, 2021, and 2020, respectively and interest on lease liabilities of $2 million, $2 million, and $2 million, for the years ended December 31, 2022, 2021, and 2020, respectively.
(2) Includes immaterial amounts related to sublease income.
Maturities of operating and finance lease liabilities at December 31, 2022 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2023	55	10	64
2024	51	7	59
2025	47	6	54
2026	41	6	47
2027	36	3	39
Thereafter	133	1	135
Total lease payments	364	34	398
Less: Imputed interest	(87)	(3)	(91)
Present value of lease liabilities	277	30	307
(1) The maturities above exclude leases that have not yet commenced and such leases are not material in the aggregate.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	60	67	68
Finance cash flows from finance leases	10	13	10

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	19	5	34
Finance leases	4	7	6

Lessor

We have various arrangements for lottery and gaming equipment under which we are the lessor.

Our lease arrangements typically have lease terms ranging from one month to 4 years. These leases generally meet the criteria for operating lease classification, as the lease payments are typically variable based on a percentage of sales, a percentage of amounts wagered, net win, or a daily fee per active gaming terminal. Our leases generally do not contain variable payments that are dependent on an index or rate (such as the Consumer Price Index or a market interest rate.) We provide lessees with the option to extend the lease, which is considered when evaluating lease classification. Lease income from operating leases is included within service revenue in the consolidated statements of operations. Operating lease income was approximately 6% of total revenue for each of the years ended December 31, 2022, 2021, and 2020.

Our sales-type lease arrangements typically have lease terms ranging from one year to 10 years. We provide lessees with the option to extend the lease, which is considered when evaluating lease classification. Lease income from sales-type leases is included within product sales in the consolidated statements of operations. Total sales-type lease income was approximately 1% of total revenue for each of the years ended December 31, 2022, 2021, and 2020. Sales-type lease receivables are included within customer financing receivables, net, which are a component of other current assets and other non-current assets within the consolidated balance sheets. Additional information on customer financing receivables is included in Note 7 – Other Assets.

Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.
The classification of our operating and finance leases in the consolidated balance sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2022	2021
Assets:
Operating ROU asset	Operating lease right-of-use assets	254	283
Finance ROU asset, net (1)	Other non-current assets	23	29
Total lease assets		277	312

Liabilities:
Operating lease liability, current	Other current liabilities	37	39
Finance lease liability, current	Other current liabilities	8	10
Operating lease liability, non-current	Operating lease liabilities	239	269
Finance lease liability, non-current	Other non-current liabilities	22	27
Total lease liabilities		307	344
(1) Finance ROU assets are recorded net of accumulated amortization of $15 million and $24 million at December 31, 2022 and 2021, respectively.

Weighted-average lease terms and discount rates are as follows:

	December 31,
	2022	2021	2020
Weighted-Average Remaining Lease Term (in years)
Operating leases	7.72	8.47	8.32
Finance leases	4.31	4.73	5.13
Weighted-Average Discount Rate
Operating leases	6.88%	6.71%	7.01%
Finance leases	5.12%	4.98%	5.16%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Operating lease costs	62	71	72
Finance lease costs (1)	11	13	11
Short-term lease costs	13	1	1
Variable lease costs (2)	23	23	23
(1) Includes amortization of ROU assets of $10 million, $11 million, and $9 million for the years ended December 31, 2022, 2021, and 2020, respectively and interest on lease liabilities of $2 million, $2 million, and $2 million, for the years ended December 31, 2022, 2021, and 2020, respectively.
(2) Includes immaterial amounts related to sublease income.
Maturities of operating and finance lease liabilities at December 31, 2022 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2023	55	10	64
2024	51	7	59
2025	47	6	54
2026	41	6	47
2027	36	3	39
Thereafter	133	1	135
Total lease payments	364	34	398
Less: Imputed interest	(87)	(3)	(91)
Present value of lease liabilities	277	30	307
(1) The maturities above exclude leases that have not yet commenced and such leases are not material in the aggregate.

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	60	67	68
Finance cash flows from finance leases	10	13	10

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	19	5	34
Finance leases	4	7	6

Lessor

We have various arrangements for lottery and gaming equipment under which we are the lessor.

Our lease arrangements typically have lease terms ranging from one month to 4 years. These leases generally meet the criteria for operating lease classification, as the lease payments are typically variable based on a percentage of sales, a percentage of amounts wagered, net win, or a daily fee per active gaming terminal. Our leases generally do not contain variable payments that are dependent on an index or rate (such as the Consumer Price Index or a market interest rate.) We provide lessees with the option to extend the lease, which is considered when evaluating lease classification. Lease income from operating leases is included within service revenue in the consolidated statements of operations. Operating lease income was approximately 6% of total revenue for each of the years ended December 31, 2022, 2021, and 2020.

Our sales-type lease arrangements typically have lease terms ranging from one year to 10 years. We provide lessees with the option to extend the lease, which is considered when evaluating lease classification. Lease income from sales-type leases is included within product sales in the consolidated statements of operations. Total sales-type lease income was approximately 1% of total revenue for each of the years ended December 31, 2022, 2021, and 2020. Sales-type lease receivables are included within customer financing receivables, net, which are a component of other current assets and other non-current assets within the consolidated balance sheets. Additional information on customer financing receivables is included in Note 7 – Other Assets.